Shareholders' Equity and Partners' Capital - (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income	The following table summarizes the changes in accumulated other comprehensive income (loss) by component for the nine months ended September 30, 2019:

	Cash Flow Hedges	Other	Total
	(in thousands)
Balance at January 1, 2019	$4,208	$—	$4,208

Other comprehensive loss before reclassifications	(13,765)	—	(13,765)
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,847)	—	(1,847)
Empire City Transaction	—	(195)	(195)
Class A share issuances	—	774	774
Park MGM Transaction	—	(16)	(16)

Other comprehensive income (loss)	(15,612)	563	(15,049)
Less: Other comprehensive loss attributable to noncontrolling interest	10,895	—	10,895

Balance at March 31, 2019	(509)	563	54
Other comprehensive loss before reclassifications	(29,008)	—	(29,008)
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,767)	—	(1,767)
Class A share issuances	—	(105)	(105)
Northfield OpCo Transaction	—	2	2

Other comprehensive loss	(30,775)	(103)	(30,878)
Less: Other comprehensive loss attributable to noncontrolling interest	21,128	—	21,128

Balance at June 30, 2019	(10,156)	460	(9,696)
Other comprehensive loss before reclassifications	(17,989)	—	(17,989)
Amounts reclassified from accumulated other comprehensive loss to interest expense	(1,281)	—	(1,281)
Class A share issuances	—	(200)	(200)

Other comprehensive loss	(19,270)	(200)	(19,470)
Less: Other comprehensive loss attributable to noncontrolling interest	13,037	—	13,037

Balance at September 30, 2019	$(16,389)	$260	$(16,129)

The following table summarizes the changes in accumulated other comprehensive income:

Cash Flow Hedges
(in thousands)
Balance at January 1, 2017	$445
Other comprehensive income before reclassifications	566
Amounts reclassified from accumulated other comprehensive income to interest expense	9,216

Other comprehensive income	9,782
Less: Other comprehensive (income) attributable to noncontrolling interest	(7,119)

Balance at December 31, 2017	3,108
Other comprehensive income before reclassifications	5,258
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,130)

Other comprehensive income	4,128
Less: Other comprehensive (income) attributable to noncontrolling interest	(3,028)

Balance at December 31, 2018	$4,208